Share-Based Compensation - Summary Of Share Option Under the Post-IPO Share Option (Detail) - Kooleam post ipo share option [Member] - $ / shares	4 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2021
Number of share, Options granted, Begining balance	40,000,000	38,199,000
Number of share options, Forfeited	(1,801,000)	(8,621,185)
Number of share options, Exercised		(36,000)
Number of share, Option outstanding, Ending balance	38,199,000	29,541,815
Weighted average exercise prices, Options outstanding, Beginning balance	$ 3.26	$ 3.26
Weighted average exercise price per, Option forfeited	3.26	3.26
Weighted average exercise prices, Exercised		3.26
Weighted average exercise prices, Options outstanding, Ending balance	$ 3.26	$ 3.26